Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net

Note 9 – Intangible assets, net

Intangible assets, net, as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021

Trademark	$1,550	$1,550
Service Contract	2,786	2,786
Computer Software	37	42
Accumulated amortization	(2,898)	(2,883)
Impairment	(1,432)	(1,432)
Exchange difference	(1)	(2)
Intangible assets, net	$42	$61

Amortization expenses of intangible assets from continuing operations were $18, $181 and $2,702 for the years ended December 31, 2022, 2021 and 2020, respectively. Amortization expenses of intangible assets from discontinued operations were $nil, $nil and $314 for the years ended December 31, 2022, 2021 and 2020, respectively.

During the course of the Company’s strategic review of its operations, the Company assessed the recoverability of the carrying value of the Company’s intangible assets. The impairment charge, if any, represented the excess of carrying amounts of the Company’s intangible assets over their fair value, using the expected future discounted cash flows. Impairment on intangible assets from continuing operations were $nil, $202 and $1,230 for the years ended December 31, 2022, 2021 and 2020, respectively. There were no impairment on intangible assets from discontinued operations for the years ended December 31, 2022, 2021 and 2020, respectively

As of December 31, 2022, amortization expenses related to intangible assets for future periods are estimated to be as follows:

	For the years ending December 31,
						2028 and
	2023	2024	2025	2026	2027	thereafter
	$	$	$	$	$	$
Amortization expenses	13	5	5	5	5	9